Jun. 20, 2019

Important Notice Regarding Change in ETF Name and Related Matters

SPDR® Series Trust

SPDR Kensho Clean Power ETF

SPDR Kensho Final Frontiers ETF

SPDR New Economies Composite ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2019

to the Prospectus and

Statement of Additional Information (“SAI”) each dated October 22, 2018,

as may be supplemented from time to time

Effective June 25, 2019 (the “Effective Date”), each Fund’s name and, except for the SPDR Kensho New Economies Composite ETF, ticker symbol will change. Accordingly, as of the Effective Date, all references to each Fund’s name and ticker symbol (as applicable) in the Prospectus and SAI are deleted and replaced as follows:

Current ETF Name (Ticker)	New ETF Name (Ticker)
SPDR Kensho Clean Power ETF (XKCP)	SPDR S&P Kensho Clean Power ETF (CNRG)
SPDR Kensho Final Frontiers ETF (XKFF)	SPDR S&P Kensho Final Frontiers ETF (ROKT)
SPDR Kensho New Economies Composite ETF (KOMP)	SPDR S&P Kensho New Economies Composite ETF (KOMP)

No changes to the Principal Investment Strategies or Principal Risks of the Funds will occur due to these changes.

Important Notice Regarding Change in ETF Name and Related Matters

SPDR® Series Trust

SPDR Kensho Intelligent Structures ETF

SPDR Kensho Smart Mobility ETF

SPDR Future Security ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2019 to the Prospectus and

Statement of Additional Information (“SAI”)

each dated October 31, 2018, as supplemented from time to time

Effective June 25, 2019 (the “Effective Date”), each Fund’s name and ticker symbol will change. Accordingly, as of the Effective Date, all references to each Fund’s name and ticker symbol in the Prospectus and SAI are deleted and replaced as follows:

Current ETF Name (Ticker)	New ETF Name (Ticker)
SPDR Kensho Intelligent Structures ETF (XKII)	SPDR S&P Kensho Intelligent Structures ETF (SIMS)
SPDR Kensho Smart Mobility ETF (XKST)	SPDR S&P Kensho Smart Mobility ETF (HAIL)
SPDR Kensho Future Security ETF (XKFS)	SPDR S&P Kensho Future Security ETF (FITE)

No changes to the Principal Investment Strategies or Principal Risks of the Funds will occur due to these changes.